Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices - Schedule of Estimate Impairment Evaluations (Parenthetical) (Detail) - Country
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of impairment of assets [line items]
Number of countries	25
Europe [member]
Disclosure of impairment of assets [line items]
Number of countries	7	7